Class A Class C And Investor Class [Member] Average Annual Total Returns - Class A, Class C and Investor Class		12 Months Ended	60 Months Ended	114 Months Ended	120 Months Ended	134 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	25.02%	14.53%	13.34%	13.10%
Performance Inception Date	[1]			Jul. 01, 2015
Cboe S&P 500 BuyWrite Index (BXM)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	20.12%	6.88%	5.90%	6.94%
Performance Inception Date	[2]			Jul. 01, 2015
Investor Class Shares
Prospectus [Line Items]
Average Annual Return, Percent		13.05%	10.19%		12.61%	12.00%
Performance Inception Date						Nov. 15, 2013
Investor Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.92%	6.50%		9.30%	8.57%
Performance Inception Date						Nov. 15, 2013
Investor Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]	8.50%	6.95%		9.30%	8.70%
Performance Inception Date	[3]					Nov. 15, 2013
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.22%	8.59%		11.64%	11.11%
Performance Inception Date						Nov. 15, 2013
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		11.93%	9.36%	12.02%
Performance Inception Date				Jul. 01, 2015

[1]	Broad-based securities market index.
[2]	Additional index.
[3]
The Fund’s returns after taxes on distributions and sale of Fund shares may be higher than its returns after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred on the sale of the shares.